FINANCIAL RISK MANAGEMENT - Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalent [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	$ (6,213)	$ (2,803)
Accounts receivable [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	(412)	(824)
Accounts payable and accrued liabilities [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	563	587
Senior secured notes [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	23,321	23,790
Equipment loans [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	414	527
Lease liabilities [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	$ 40	$ 62